Portfolio of Investments
Columbia Solutions Aggressive Portfolio, December 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 20.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.5%
Australia Government Bond(c)
04/21/2029	3.250%	AUD	40,000	36,937
Chile 2.4%
Bonos de la Tesoreria de la Republica en pesos
03/01/2026	4.500%	CLP	100,000,000	163,484
Bonos de la Tesoreria de la Republica en pesos(c)
09/01/2030	4.700%	CLP	20,000,000	33,496
Total				196,980
China 1.5%
China Government Bond
11/21/2029	3.130%	CNY	250,000	38,002
05/21/2030	2.680%	CNY	600,000	88,042
Total				126,044
France 0.8%
French Republic Government Bond OAT(c)
10/25/2027	2.750%	EUR	44,000	66,156
Indonesia 0.6%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	587,000,000	45,011
Italy 1.7%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2046	3.250%	EUR	43,000	74,424
03/01/2047	2.700%	EUR	41,000	64,996
Total				139,420
Japan 4.0%
Japan Government 20-Year Bond
12/20/2039	0.300%	JPY	2,000,000	19,060
06/20/2040	0.400%	JPY	11,000,000	106,640
Japan Government 30-Year Bond
06/20/2048	0.700%	JPY	2,900,000	28,901
09/20/2048	0.900%	JPY	1,800,000	18,787
06/20/2049	0.400%	JPY	1,850,000	16,907
12/20/2049	0.400%	JPY	1,500,000	13,646
06/20/2050	0.600%	JPY	12,000,000	115,065
09/20/2050	0.600%	JPY	1,000,000	9,577
Total				328,583
Mexico 2.2%
Mexican Bonos
05/31/2029	8.500%	MXN	2,857,900	175,040
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 0.8%
New Zealand Government Bond
05/15/2031	1.500%	NZD	89,000	67,238
South Africa 2.6%
Republic of South Africa Government Bond
12/21/2026	10.500%	ZAR	1,150,000	92,817
01/31/2030	8.000%	ZAR	1,870,000	121,409
Total				214,226
South Korea 1.9%
Korea Treasury Bond
12/10/2028	2.375%	KRW	82,000,000	79,887
06/10/2029	1.875%	KRW	79,000,000	73,933
Total				153,820
Spain 0.7%
Spain Government Bond(c)
04/30/2029	1.450%	EUR	16,000	22,088
04/30/2030	0.500%	EUR	30,000	38,412
Total				60,500
United Kingdom 0.7%
United Kingdom Gilt(c)
10/22/2028	1.625%	GBP	35,000	53,721
Total Foreign Government Obligations (Cost $1,512,167)				1,663,676

U.S. Treasury Obligations 25.6%

U.S. Treasury
08/31/2026	1.375%		192,000	201,945
08/15/2027	2.250%		161,000	178,509
11/15/2027	2.250%		155,000	172,098
08/15/2028	2.875%		137,000	159,134
11/15/2028	3.125%		132,000	156,276
05/15/2029	2.375%		128,000	144,660
08/15/2029	1.625%		129,000	138,010
11/15/2029	1.750%		124,000	134,017
02/15/2030	1.500%		123,000	130,149
08/15/2030	0.625%		505,000	492,454
11/15/2030	0.875%		183,000	182,371
Total U.S. Treasury Obligations (Cost $1,998,587)				2,089,623
Columbia Solutions Aggressive Portfolio | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2020 (Unaudited)
Money Market Funds 46.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.107%(d),(e)	3,784,475	3,784,097
Total Money Market Funds (Cost $3,783,960)		3,784,097
Total Investments in Securities (Cost: $7,294,714)		7,537,396
Other Assets & Liabilities, Net		623,625
Net Assets		8,161,021
At December 31, 2020, securities and/or cash totaling $672,943 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
256,000 CNY	39,046 USD	Citi	01/22/2021	—	(136)
749,835,000 IDR	52,709 USD	Citi	01/22/2021	—	(898)
116,283,000 KRW	106,311 USD	Citi	01/22/2021	—	(644)
3,000 MXN	149 USD	Citi	01/22/2021	—	(2)
138,941,000 CLP	189,177 USD	Goldman Sachs	01/22/2021	—	(6,361)
55,000 GBP	73,900 USD	HSBC	01/22/2021	—	(1,323)
89,469,000 JPY	863,442 USD	HSBC	01/22/2021	—	(3,230)
3,673,000 MXN	182,793 USD	HSBC	01/22/2021	—	(1,420)
126,000 NOK	14,437 USD	HSBC	01/22/2021	—	(258)
95,000 NZD	67,334 USD	HSBC	01/22/2021	—	(1,026)
592,000 SEK	70,791 USD	HSBC	01/22/2021	—	(1,177)
30,000 SGD	22,508 USD	HSBC	01/22/2021	—	(192)
37,622 USD	28,000 GBP	HSBC	01/22/2021	674	—
229 USD	2,000 NOK	HSBC	01/22/2021	4	—
837 USD	7,000 SEK	HSBC	01/22/2021	14	—
2,251,000 ZAR	150,468 USD	HSBC	01/22/2021	—	(2,340)
267,000 AUD	201,794 USD	Morgan Stanley	01/22/2021	—	(4,090)
182,000 CHF	205,645 USD	Morgan Stanley	01/22/2021	—	(46)
308,000 DKK	50,361 USD	Morgan Stanley	01/22/2021	—	(215)
795,043 EUR	967,679 USD	Morgan Stanley	01/22/2021	—	(3,995)
246,000 GBP	330,619 USD	Morgan Stanley	01/22/2021	—	(5,832)
505,000 HKD	65,151 USD	Morgan Stanley	01/22/2021	6	—
3,928 USD	5,000 CAD	Morgan Stanley	01/22/2021	—	—
1,096,000 ZAR	73,235 USD	Morgan Stanley	01/22/2021	—	(1,167)
584,000 CNY	89,079 USD	Standard Chartered	01/22/2021	—	(305)
55,233,000 KRW	50,496 USD	Standard Chartered	01/22/2021	—	(306)
Total				698	(34,963)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	1	03/2021	JPY	15,184,000	—	(216)
Australian 10-Year Bond	2	03/2021	AUD	294,460	349	—
Canadian Government 10-Year Bond	2	03/2021	CAD	298,200	475	—
Euro-Bobl	1	03/2021	EUR	135,180	—	(40)
Euro-OAT	1	03/2021	EUR	167,860	615	—
Long Gilt	2	03/2021	GBP	271,080	3,585	—
Mini MSCI EAFE Index	20	03/2021	USD	2,130,800	29,988	—
2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Mini MSCI Emerging Markets Index	17	03/2021	USD	1,094,970	32,630	—
Russell 2000 Index E-mini	7	03/2021	USD	691,180	21,019	—
S&P 500 Index E-mini	22	03/2021	USD	4,123,680	119,845	—
S&P/TSX 60 Index	1	03/2021	CAD	205,780	158	—
U.S. Long Bond	1	03/2021	USD	173,188	—	(2,221)
U.S. Treasury 10-Year Note	6	03/2021	USD	828,469	—	(178)
U.S. Treasury 5-Year Note	5	03/2021	USD	630,820	1,201	—
U.S. Ultra Bond 10-Year Note	2	03/2021	USD	312,719	—	(1,864)
Total					209,865	(4,519)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(1)	03/2021	EUR	(152,010)	—	(967)
Short Term Euro-BTP	(1)	03/2021	EUR	(113,240)	—	(86)
Total					—	(1,053)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 35	Morgan Stanley	12/20/2025	5.000	Quarterly	2.935	USD	824,000	45,037	—	—	45,037	—
Markit CDX North America Investment Grade Index, Series 35	Morgan Stanley	12/20/2025	1.000	Quarterly	0.504	USD	483,000	815	—	—	815	—
Total								45,852	—	—	45,852	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2020, the total value of these securities amounted to $390,230, which represents 4.78% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.107%
	1,843,483	11,283,452	(9,343,563)	725	3,784,097	(192)	5,042	3,784,475
Columbia Solutions Aggressive Portfolio | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2020

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